Lease (Component of Operating Lease Expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 12,623
Short-term lease expense	263
Total operating lease expense	$ 12,886